Document and Entity	9 Months Ended
Jul. 03, 2016
Document and Entity [Abstract]
Entity Registrant Name	WHOLE FOODS MARKET INC
Entity Central Index Key	0000865436
Document Type	S-4
Entity Filer Category	Large Accelerated Filer
Document Period End Date	Jul. 03, 2016
Amendment Flag	false